Report of the Directors - Adjusted profit reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidation Items [Line Items]
Profit before tax	$ 19,890	$ 17,167	$ 7,112
– impairment of GPB – Europe goodwill	0	0	(3,240)
– restructuring and other related costs	(73)	(204)	(415)
– currency translation on significant items	(7,156)	9,077	(9,986)
Operating Segments, Including Adjustments And Inter-segment Eliminations
Consolidation Items [Line Items]
Profit before tax	21,719	21,133	18,906
Significant items
Consolidation Items [Line Items]
Profit before tax	(1,829)	(3,879)	(12,202)
– customer redress programmes (revenue)	53	(108)	2
– disposals, acquisitions and investment in new businesses (revenue)	(113)	274	264
– fair value movements on financial instruments	(100)	(245)	(2,453)
– costs of structural reform	(361)	(420)	(223)
– costs to achieve	0	(3,002)	(3,118)
– customer redress programmes (operating expenses)	(146)	(655)	(559)
– disposals, acquisitions and investment in new businesses (operating expenses)	(52)	(53)	(1,087)
– disposals, acquisitions and investment in new businesses (LICs)	0	0	(748)
– gain on partial settlement of pension obligation	0	188	0
– impairment of GPB – Europe goodwill	0	0	(3,240)
– past service costs of guaranteed minimum pension benefits equalisation	(228)	0	0
– restructuring and other related costs	(66)	0	0
– settlements and provisions in connection with legal matters	(816)	198	(1,025)
– disposals, acquisitions and investment in new businesses (share of profit in associates and joint ventures)	0	0	(1)
– currency translation on significant items		(56)	(14)
Currency translation
Consolidation Items [Line Items]
Profit before tax		$ (87)	$ 408